Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables And Accruals [Abstract]
Schedule of Accrued Expenses

As of December 31, 2022 and 2021, accrued expenses consisted of the following:

	December 31,	December 31,
	2022	2021
Bonus	$1,094,582	$384,750
Professional fees	332,589	380,277
Research and development costs	516,961	268,140
Deferred compensation to former officers	—	111,271
Other	159,269	41,157
Total accrued expenses	$2,103,401	$1,185,595